Cover	Jun. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Braze, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41065
Entity Tax Identification Number	45-2505271
Entity Address, Address Line One	63 Madison Building
Entity Address, Address Line Two	28 E. 28th St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	609
Local Phone Number	964-0585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001676238
Entity Address, Address Line Three	Floor 12